Commitments and Contingencies (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 07, 2023	May 09, 2023	Aug. 05, 2022	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Feb. 28, 2024	Feb. 13, 2024	Sep. 05, 2023	Feb. 23, 2023	Sep. 13, 2022
Loss Contingencies [Line Items]
Other commitments description		the Company had contributed capital expenditures for the data center. Soluna and Navitas amended and restated the Initial LLCA (the “Existing LLCA”) to reflect Navitas’ contribution of $4.5 million and its receipt of 4,500 Membership Interests, constituting 26.5% of the outstanding Membership Interests of the Company. On June 2, 2023, Soluna and Navitas amended and restated the Existing LLCA to (a) reflect (i) Navitas’s additional capital contribution of approximately $7.6 million and receipt of an additional 7,597 Membership Interests, for a total of 12,097 Membership Interests and 49% ownership of DVCC, and (ii) Soluna’s additional capital contribution of $1.34 million and receipt of an additional 1,340 Membership Interests, for a total of 12,590 Membership Interests and 51% ownership of DVCC, and (b) describe the respective rights and obligations of the Members and the management of DVCC. As of September 30, 2024, Navitas owns 49% and Soluna owns 51% of DVCC.	Pursuant to the Dorothy Contribution Agreement, the Company committed to a capital contribution of up to approximately $26.3 million to DVSL (the “Company Commitment”), and on August 5, 2022, the Company was deemed to have contributed approximately $8.1 million, through payment of capital expenditures and development costs made on behalf of DVSL by the Company prior to August 5, 2022. Further under the Agreement, Spring Lane committed to a capital contribution of up to $12.5 million to DVSL (the “Spring Lane Dorothy Commitment”), and as of December 31, 2022, Spring Lane had actually contributed approximately $4.8 million		The Company has a potential contingency associated with an agreement with Spring Lane of up to $250 thousand which would be reduced by a proportion of funding received from Spring Lane up to the $45.0 million aggregate contribution cap. The Company considers the probability of a payment for the contingency to be remote.	The Company has a potential contingency associated with an agreement with Spring Lane of up to $250 thousand which would be reduced by a proportion of funding received from Spring Lane up to the $35.0 million aggregate contribution cap. The Company considers the probability of a payment for the contingency to be remote
Litigation accrual					$ 358,000	$ 358,000
Accrued interest and penalty					1,900,000
Debt instrument face value					25,999,000	19,338,000					$ 13,006,022
Prepaid fee						250,000
Outstanding principal					9,200,000
Gain on settlement					$ 254,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Debt instrument face value							$ 5,000,000
NYDIG ABL LLC [Member]
Loss Contingencies [Line Items]
Repossessed Assets									$ 3,400,000	$ 3,400,000
Accrued interest and penalty						936,000				560,000
Loss on disposition of assets						251,000
Debt instrument face value	$ 10,300,000
Penalty fee						$ 1,000,000.0
Legal fee and other cost	$ 10,300,000
NYDIG ABL LLC [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Debt outstanding								$ 9,200,000
Atlas Technology Group LLC [Member]
Loss Contingencies [Line Items]
Prepaid fee				$ 464,000
Legal fee and other cost				7,900,000
Soluna MCLLC [Member]
Loss Contingencies [Line Items]
Prepaid fee				$ 464,000
Master Equipment Finance Agreement [Member]
Loss Contingencies [Line Items]
Repossessed Assets										3,400,000
Accrued interest and penalty										$ 560,000
Minimum [Member]
Loss Contingencies [Line Items]
Remaining lease terms						1 year
Maximum [Member]
Loss Contingencies [Line Items]
Remaining lease terms					10 years	10 years